Hedge accounting (Details 3) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Nominal Value	R$ 273,280,000,000	R$ 148,125,000,000
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(34,000,000)	699,000,000	R$ (3,557,000,000)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(160,000,000)	(19,000,000)
Hedging instrument, assets	4,556,000,000	7,061,000,000
Hedging instrument, liabilities	1,965,000,000	3,748,000,000
Nominal Value		15,924,000,000
Hedges of net investment in foreign operations [member]
IfrsStatementLineItems [Line Items]
Nominal Value	9,933,000,000
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectivenes	(14,996,000,000)	(14,720,000,000)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(14,836,000,000)	(14,701,000,000)
DDI futures contracts [Member]
IfrsStatementLineItems [Line Items]
Nominal Value	1,673,000,000
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectivenes	(5,751,000,000)	(3,252,000,000)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(5,710,000,000)	(3,241,000,000)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(41,000,000)	(11,000,000)
Hedging instrument, assets		286,000,000
Nominal Value		2,126,000,000
Non deliverable forward contract [Member]
IfrsStatementLineItems [Line Items]
Nominal Value	5,186,000,000
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectivenes	(2,521,000,000)	(3,534,000,000)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(2,411,000,000)	(3,529,000,000)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(110,000,000)	(5,000,000)
Hedging instrument, assets	176,000,000	209,000,000
Hedging instrument, liabilities	126,000,000	95,000,000
Nominal Value		8,036,000,000
Financial assets held for hedging[Member]
IfrsStatementLineItems [Line Items]
Nominal Value	3,074,000,000
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectivenes	(6,724,000,000)	(7,934,000,000)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(6,715,000,000)	(7,931,000,000)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(9,000,000)	(3,000,000)
Hedging instrument, assets	4,380,000,000	6,566,000,000
Hedging instrument, liabilities	R$ 1,839,000,000	3,653,000,000
Nominal Value		R$ 5,762,000,000